Accumulated Other Comprehensive Loss - Schedule of Net Income Amounts Reclassified from AOCL (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Sales	$ (40,827)	$ (36,588)
Cost of sales	35,055	30,895
Income tax	619	741
Net of tax	(2,296)	(2,196)
Total loss reclassified to net income	(5)	(65)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Sales	(6)	(30)
Cost of sales	7	(54)
Income tax		24
Net of tax	1	(60)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of sales	(7)	(6)
Income tax	1	1
Net of tax	$ (6)	$ (5)